Long-Term Debt and Other Financial Liabilities, August 2022 Entrust Facility (Details) $ in Thousands			11 Months Ended
	Dec. 01, 2022 USD ($)	Nov. 08, 2022 USD ($)	Dec. 31, 2022 USD ($) Installment Vessel	Feb. 28, 2023 USD ($)	Feb. 10, 2023 USD ($)	Jan. 30, 2023 USD ($) Tranche	Dec. 21, 2022 USD ($) Vessel	Aug. 08, 2022 USD ($) Tranche
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			$ 73,000
Prepayment			$ 34,750
Number of vessels to be acquired | Vessel			2				2
Balance outstanding			$ 42,606
August 2022 Entrust Facility [Member]
Senior Long-Term Debt [Abstract]
Borrowing capacity								$ 63,600
Number of tranches | Tranche								4
Term of loan facility			18 months
Interest rate								7.90%
Prepayment	$ 16,200	$ 16,200
Unamortized debt discounts written off	$ 245	$ 257
Balloon payment							$ 25,200
Balance outstanding			$ 31,200
August 2022 Entrust Facility [Member] | Ninth Month after Initialization Date [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			1
Installment payment			$ 2,000
August 2022 Entrust Facility [Member] | Twelfth Month after Utilization Date [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			1
Installment payment			$ 1,000
August 2022 Entrust Facility [Member] | Fifteenth Month after Utilization Date [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment			1
Installment payment			$ 3,000
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			16,200
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			16,200
Tranche C [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			15,200
Interest rate							9.00%
Tranche C [Member] | Subsequent Event [Member]
Senior Long-Term Debt [Abstract]
Number of tranches | Tranche						2
Tranche C [Member] | Subsequent Event [Member] | Goodship [Member]
Senior Long-Term Debt [Abstract]
Financing amount					$ 7,000	$ 7,000
Tranche C [Member] | Subsequent Event [Member] | Tradership [Member]
Senior Long-Term Debt [Abstract]
Financing amount				$ 8,200		$ 8,200
Tranche D [Member]
Senior Long-Term Debt [Abstract]
Proceeds from drawdown			$ 16,000